Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended		7 Months Ended	12 Months Ended
	Sep. 13, 2019	Sep. 30, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Feb. 18, 2021	Jan. 28, 2021	Aug. 23, 2019	Aug. 22, 2019	Jun. 20, 2019
Aggregate purchased shares					17,600,000			17,600,000
Stock issued during period, shares							23,000,000	23,000,000
Shareholders ownership, percentage					20.00%			20.00%
Stock splits, description					(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.			(A) one year after the completion of a Business Combination or (B) subsequent to a Business Combination, (x) if the last sale price of the Company's Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after a Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company's stockholders having the right to exchange their shares of common stock for cash, securities or other property.
Accounts payable and accrued expenses					$ 10,000		$ 35,000	$ 30,000
Related party loans, description					Up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant			Up to $1,500,000 of notes may be converted upon consummation of a Business Combination into warrants at a price of $1.00 per warrant
Sponsor [Member]
Loan amount					$ 600,000				$ 500,000	$ 200,000
Sponsor amount	$ 10,000				$ 30,000	$ 30,000
Promissory Note [Member]
Loan amount													$ 300,000
Repaid aggregate amount		$ 155,093
Founder Shares [Member]
Number of shares transferred			10,000
Aggregate of shares forfeiture over-allotment option					750,000			750,000
Class B Common Stock [Member]
Number of shares outstanding											5,750,000	3,593,750
Class B Common Stock [Member] | Founder Shares [Member]
Aggregate purchased shares				3,593,750
Aggregate purchase price				$ 25,000
Stock issued during period, shares					5,750,000			5,750,000
Class B Common Stock [Member] | Founder Shares [Member] | Maximum [Member]
Aggregate of shares forfeiture over-allotment option					750,000			750,000